Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
The Ambassador Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	10.67%	(0.66%)	14.31%	0.07%
The Diplomat Fund | The Diplomat Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	6.70%	(0.66%)	7.68%